Equity (Details 2) - RSU [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Restricted share units, Beginning	246	145
Restricted share units, Granted		164
Restricted share units, Converted	(94)	(30)
Restricted share units, Expired	(11)	(33)
Restricted share units, Ending	141	246